Transactions with Related Parties, Central Tankers Chartering Inc (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Transactions with Related Parties [Abstract]
Time charter revenues	$ 25,475	$ 43,811
Due from related parties	0		$ 600
Related Party [Member]
Transactions with Related Parties [Abstract]
Time charter revenues	5,430	4,435
Related Party [Member] | CTC [Member]
Transactions with Related Parties [Abstract]
Time charter revenues	5,430	$ 4,435
Due from related parties	$ 0